Note 7 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current tax	$ 343,104	$ 184,016	$ 174,410
Deferred tax	(113,897)	(100,432)	(132,969)
	229,207	83,584	41,441
From discontinued operations		(100,720)	(24,339)
	$ 229,207	$ (17,136)	$ 17,102